Common Stock - Additional Information (Detail) - $ / shares	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Stockholders' Equity Note [Abstract]
Warrants of common stock exercise price	$ 3.98	$ 3.98
Common stock, warrants issued	4,899,497	4,899,497	4,899,497
Common stock, warrants outstanding	4,899,497	4,899,497	4,899,497